Property, plant and equipment, net (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 103	$ 89	$ 254	$ 256	$ 343	$ 235
Software Development [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense					$ 343	$ 235